Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment, net	$ 3,514	$ 4,343
Government grants receivables, non-current	44	29
Leasehold deposits, non-current	162	167
Total non-current assets	3,720	4,539
Current assets
Prepayments and other receivables	1,273	1,952
Tax receivables, current	1,540	815
Cash and cash equivalents	5,952	5,583
Total current assets	8,765	8,350
TOTAL ASSETS	12,485	12,889
EQUITY (DEFICIT) AND LIABILITIES
Total share capital	10,516	5,899
Other reserves	106,369	97,342
Accumulated deficit	(118,537)	(107,970)
Total equity (deficit)	(1,652)	(4,729)
Non-current liabilities
Lease liabilities, non-current	1,620	1,896
Total Borrowings, net of current portion	8,008	8,489
Provisions	141	149
Total non-current liabilities	9,769	10,534
Current liabilities
Lease liabilities, current	314	326
Warrant liability	0	190
Derivative liability	0	2,714
Borrowings, current	159	159
Trade payables	2,968	2,689
Other payables	927	1,006
Total current liabilities	4,368	7,084
Total liabilities	14,137	17,618
TOTAL EQUITY (DEFICIT) AND LIABILITIES	$ 12,485	$ 12,889